UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Short Duration Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------------

                                                                                             Principal
                                                                                              Amount($)        Value ($)
                                                                                      ----------------------------------
Corporate Bonds 27.1%
Consumer Discretionary 1.4%
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008                                             1,596,000            1,850,476
DaimlerChrysler NA Holding Corp., 4.75%, 1/15/2008                                         546,000              555,176
                                                                                                             ----------
                                                                                                              2,405,652

Energy 0.9%
Duke Capital LLC, 4.331%, 11/16/2006                                                       775,000              782,197
Pemex Project Funding Master Trust, 144A, 3.79%*, 6/15/2010                                645,000              665,318
                                                                                                             ----------
                                                                                                              1,447,515

Financials 15.7%
American General Finance Corp., 2.75%, 6/15/2008                                         2,827,000            2,713,999
BellSouth Capital Funding Corp., 5.375%, 12/22/2008                                      1,845,000            1,906,883
Berkshire Hathaway Finance Corp.:
144A, 2.66%*, 1/11/2008                                                                  1,661,000            1,659,758
144A, 3.4%, 7/2/2007                                                                     1,670,000            1,660,230
Citizens Property Insurance Corp., Series 1997-A, 144A,
6.85%, 8/25/2007                                                                         2,000,000            2,136,122
Ford Motor Credit Co., 6.875%, 2/1/2006                                                  4,871,000            4,995,556
FPL Group Capital, Inc., 4.086%, 2/16/2007                                               1,690,000            1,701,071
General Electric Capital Corp., 2.8%, 1/15/2007                                          1,415,000            1,392,633
General Motors Acceptance Corp., 6.75%, 1/15/2006                                        5,005,000            5,115,581
HSBC Bank USA, 3.875%, 9/15/2009                                                           625,000              617,938
HSBC Finance Corp., 4.125%, 11/16/2009                                                     945,000              938,720
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006                                        1,339,863            1,335,147
PNC Funding Corp., 6.875%, 7/15/2007                                                       165,000              176,846
                                                                                                             ----------
                                                                                                             26,350,484

Health Care 1.1%
UnitedHealth Group, Inc., 3.375%, 8/15/2007                                              1,940,000            1,917,414
                                                                                                             ----------
Industrials 1.2%
BAE System 2001 Asset Trust, "B", Series 2001, 144A,
7.156%, 12/15/2011                                                                       1,914,535            2,084,764
                                                                                                             ----------
Materials 1.1%
Lubrizol Corp., 4.625%, 10/1/2009                                                        1,800,000            1,804,007
                                                                                                             ----------
Telecommunication Services 1.4%
SBC Communications, Inc., 4.125%, 9/15/2009                                              1,600,000            1,588,589
Tele-Communications, Inc., 7.25%, 8/1/2005                                                 709,000              721,743
                                                                                                             ----------
                                                                                                              2,310,332

Utilities 4.3%
Centerior Energy Corp., Series B, 7.13%, 7/1/2007                                          180,000              193,213
Cinergy Global Resources, Inc., 144A, 6.2%, 11/3/2008                                      650,000              698,214
DTE Energy Co., Series A, 6.65%, 4/15/2009                                                 771,000              840,006
Kansas City Power & Light Co., Series B, 6.0%, 3/15/2007                                   635,000              660,351
Northeast Utilities, Series B, 3.3%, 6/1/2008                                              885,000              864,603
PacifiCorp, 6.75%, 4/1/2005                                                                170,000              171,067
Progress Energy, Inc., 6.75%, 3/1/2006                                                   1,130,000            1,167,620
PSI Energy, Inc., 7.85%, 10/15/2007                                                      1,085,000            1,189,379
Public Service Co. of New Mexico, 4.4%, 9/15/2008                                          650,000              654,212
Xcel Energy, Inc., 3.4%, 7/1/2008                                                          725,000              710,198
                                                                                                             ----------
                                                                                                              7,148,863


Total Corporate Bonds (Cost $45,801,181)                                                                     45,469,031
                                                                                                             ----------
Foreign Bonds - US$ Denominated 4.1%
Financials 3.3%
Arcel Finance Ltd., 144A, 5.984%, 2/1/2009                                                 394,766              408,637
Deutsche Telekom International Finance BV, 8.5%, 6/15/2010                               1,770,000            2,100,746
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                               1,305,000            1,304,734
PF Export Receivable Master Trust, 144A, 6.6%, 12/1/2011                                   635,000              675,405
Royal Bank of Scotland Group PLC, Series 3, 7.816%, 11/29/2049                             995,000            1,029,409
                                                                                                             ----------
                                                                                                              5,518,931

Industrials 0.4%
Tyco International Group SA, 6.75%, 2/15/2011                                              550,000              616,122
                                                                                                             ----------
Sovereign Bonds 0.1%
United Mexican States, 8.625%, 3/12/2008                                                   197,000              222,216
                                                                                                             ----------
Telecommunication Services 0.3%
Telefonos de Mexico SA de CV, Series L, 144A, 4.75%, 1/27/2010                             465,000              466,204
                                                                                                             ----------

Total Foreign Bonds - US$ Denominated (Cost $6,881,275)                                                       6,823,473
                                                                                                             ----------
Asset Backed 17.1%
Automobile Receivables 7.2%
AmeriCredit Automobile Receivables Trust:
"A3", Series 2002-1, 4.23%, 10/6/2006                                                      253,760              253,906
"A4", Series 2001-B, 5.37%, 6/12/2008                                                      491,379              496,417
Credit Acceptance Auto Dealer Loan Trust, "A", Series 2004-1,
144A, 2.53%, 8/17/2009                                                                   1,915,000            1,908,642
Daimler Chrysler Auto Trust, "A4", Series 2002-A, 4.49%, 10/6/2008                       2,096,530            2,106,402
Drive Auto Receivables Trust, "A3", Series 2004-1, 144A, 3.5%,
8/15/2008                                                                                1,045,000            1,041,362
GS Auto Loan Trust, "A4", Series 2003-1, 2.716%, 6/15/2010                                 500,000              493,873
Honda Auto Receivables Owner Trust, "A3", Series 2003-3, 2.14%,
4/23/2007                                                                                1,650,000            1,636,396
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009                                                   1,160,000            1,155,198
"A4", Series 2002-3, 3.57%, 8/17/2009                                                    1,770,000            1,770,915
"B", Series 2002-2, 4.67%, 3/15/2010                                                       322,936              320,027
"A4", Series 2001-4, 4.92%, 8/15/2007                                                      246,465              247,972
"B", Series 2002-1, 5.37%, 1/15/2010                                                       292,176              294,650
Ryder Vehicle Lease Trust, "A5", Series 1999-A, 7.13%, 10/16/2006                          352,647              356,887
                                                                                                             ----------
                                                                                                             12,082,647

Home Equity Loans 9.1%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015                          99,621              104,611
Argent NIM Trust, "A", Series 2004-WN2, 144A, 4.55%, 4/25/2034                             453,048              453,526
Asset Backed Securities Corp. Home Equity, "A", Series 2003-HE2,
144A, 7.0%, 4/17/2033                                                                       34,799               34,886
Centex Home Equity:
"A6", Series 2000-C, 7.54%, 10/25/2030                                                     521,548              532,813
"A6", Series 2000-B, 7.97%, 7/25/2031                                                      889,785              907,808
Chase Funding, "NOTE" Series 2004-1A, 144A, 3.75%, 3/27/2035                               358,214              357,549
Chase Funding Mortgage Loan, "2A2", Series 2004-1, 2.76%*,
12/25/2033                                                                               3,125,000            3,124,866
Countrywide Asset-Backed Certificates, "NOTE" Series 2003-BC3N,
144A, 8.0%, 9/25/2033                                                                      266,948              267,699
Countrywide Home Equity Loan Trust:
"NOTE", Series 2004-C, 2.7%*, 1/15/2034                                                  1,501,372            1,501,882
"2A", Series 2004-E, 2.74%*, 6/15/2029                                                     664,861              665,551
Green Tree Home Improvement Loan Trust, "HIBN1", Series 1998-E,
7.79%, 2/15/2015                                                                           255,756              259,859
Park Place Securities NIM Trust, "A", Series 2004-MHQ1, 144A,
2.487%, 12/25/2034                                                                         726,234              726,234
Renaissance NIM Trust:
"A", Series 2004-A, 144A, 4.45%, 6/25/2034                                                 584,604              584,056
"NOTE", Series 2004-C, 144A, 4.458%, 12/25/2034                                          1,120,911            1,120,911
Residential Asset Mortgage Products, Inc.:
"A2", Series 2003-RZ5, 3.18%, 3/25/2027                                                  1,910,000            1,904,205
"A3", Series 2003-RZ5, 3.8%, 7/25/2030                                                   1,260,000            1,258,208
Saxon Net Interest Margin Trust, "A", Series 2003-A, 144A, 6.656%,
8/26/2033                                                                                  372,321              372,321
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%,
7/25/2029                                                                                1,115,008            1,113,038
                                                                                                             ----------
                                                                                                             15,290,023

Manufactured Housing Receivables 0.1%
Greenpoint Manufactured Housing, "A3", Series 1999-5, 7.33%,
8/15/2020                                                                                  215,290              215,533
Oakwood Mortgage Investors, Inc., "A2", Series 1999-A, 5.89%,
4/15/2029                                                                                    8,501                8,156
                                                                                                             ----------
                                                                                                                223,689

Equipment 0.7%
CNH Equipment Trust, "A4", Series 2001-B, 4.45%, 4/16/2007                               1,099,440            1,100,211
Heller Equipment Asset Receivables Trust, "A4", Series 1999-2,
6.79%, 3/14/2007                                                                             5,265                5,269
                                                                                                             ----------
                                                                                                              1,105,480


Total Asset Backed (Cost $28,988,224)                                                                        28,701,839
                                                                                                             ----------
US Government Agency Sponsored Pass-Throughs 2.4%
Federal Home Loan Mortgage Corp.:
5.5% with various maturities from 1/1/2008 until 3/1/2010                                  563,238              575,051
6.0% with various maturities from 10/1/2008 until 11/1/2009                                161,633              164,557
7.0%, 3/1/2013                                                                             339,364              358,671
7.2%, 10/1/2006                                                                             50,520               52,613
Federal National Mortgage Association:
4.5%, 6/1/2033                                                                             620,000              605,082
6.0% with various maturities from 6/1/2009 until 1/1/2024                                1,954,362            2,023,469
7.5%, 2/1/2033                                                                              95,522              100,533
8.0%, 4/1/2007                                                                              83,086               85,843
8.5%, 10/1/2010                                                                             89,734               92,745
                                                                                                             ----------
Total US Government Agency Sponsored Pass-Throughs (Cost $4,087,537)                                          4,058,564


Commercial and Non-Agency Mortgage-Backed Securities 16.3%
Banc of America Commercial  Mortgage, Inc., "A1A", Series 2000-1,
7.109%, 11/15/2031                                                                       2,641,052            2,805,421
Bank of America Mortgage Securities, "2A6", Series 2004-G,
4.657%*, 8/25/2034                                                                       1,900,000            1,931,165
Cendant Mortgage Corp., "A6", Series 2003-1, 5.5%, 2/25/2033                               634,535              637,270
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2,
6.75%, 8/25/2034                                                                         1,377,951            1,434,791
Countrywide Alternative Loan Trust:
"3A1", Series 2004-J2, 3.5%, 4/25/2034                                                   2,108,221            2,105,725
"A3", Series 2002-14, 5.0%, 11/25/2032                                                     706,733              707,019
"1A1", Series 2004-J1, 6.0%, 2/25/2034                                                     353,325              357,535
Countrywide Home Loans:
"1A7", Series 2003-1, 4.5%, 3/25/2033                                                      107,495              107,645
"2A17", Series 2004-13, 5.75%, 8/25/2034                                                 2,543,743            2,572,360
DLJ Commercial Mortgage Corp.:
"A1A", Series 1998-CF1, 6.14%, 2/18/2031                                                   824,889              824,689
"A1A", Series 1999-CG2, 6.88%, 6/10/2032                                                   722,760              754,135
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2, 144A, 6.82%,
10/15/2030                                                                                 768,532              813,783
First Horizon Asset Securities, Inc., "2A1", Series 2002-6, 5.75%,
10/25/2017                                                                                 179,723              179,253
GS Mortgage Securities Corp. II, "A1", Series 1998-C1, 6.06%,
10/18/2030                                                                                 499,064              504,035
JP Morgan Commercial Mortgage Finance Corp.:
"A3", Series 1997-C5, 7.088%, 9/15/2029                                                    183,976              194,791
"C", Series 1997-C5, 7.238%, 9/15/2029                                                   1,625,000            1,793,165
Master ABS NIM Trust, "NOTE" Series 2003-WMC1, 144A, 8.34%,
5/26/2033                                                                                   53,322               53,322
Mortgage Capital Funding, Inc., "A3", Series 1997-MC1, 7.288%,
7/20/2027                                                                                1,323,487            1,365,141
Prudential Home Mortgage Securities, "A18", Series 1992-27, 7.5%,
10/25/2007                                                                                  12,217               12,227
Residential Accredit Loans, Inc., "NB", Series 1998-QS13, 6.5%,
9/25/2013                                                                                  740,097              740,814
Residential Asset Securitization Trust, "A1", Series 2003-A11,
4.25%, 11/25/2033                                                                        1,107,486            1,107,984
Residential Funding Mortgage Securities I, "A5", Series 2002-S6,
6.0%, 4/25/2017                                                                            144,754              144,405
Structured Asset Securities Corp., "2A1", Series 2002-6, 6.25%,
4/25/2017                                                                                  201,153              201,200
Washington Mutual:
"A6", Series 2004-AR4, 3.81%*, 6/25/2034                                                 1,890,000            1,859,313
"A6", Series 2003-AR10, 4.077%, 10/25/2033                                               1,320,000            1,318,470
"2A1", Series 2002-S8, 4.5%, 1/25/2018                                                   1,442,000            1,445,257
"4A1", Series 2002-S7, 4.5%, 11/25/2032                                                    150,208              150,441
Wells Fargo Mortgage Backed Securities Trust, "1A22", Series 2003-3,
5.0%, 4/25/2033                                                                          1,223,271            1,222,653

Total Commercial and Non-Agency Mortgage-Backed Securities                                                   ----------
(Cost $27,500,016)                                                                                           27,344,009


Collateralized Mortgage Obligations 17.3%
Fannie Mae, "C", Series 1997-M5, 6.74%, 8/25/2007                                          865,000              920,077
Fannie Mae Whole Loan:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037                                                 591,545              586,934
"2A3", Series 2003-W15, 4.71%, 8/25/2043                                                 1,890,949            1,894,625
"5A", Series 2004-W2, 7.5%, 3/25/2044                                                    1,614,267            1,721,204
Federal Home Loan Mortgage Corp.:
"AU", Series 2759, 3.5%, 5/15/2019                                                       1,240,000            1,234,649
"CH", Series 2614, 3.5%, 12/15/2010                                                         80,672               80,665
"MH", Series 2660, 3.5%, 5/15/2018                                                         802,933              801,888
"PY", Series 2726, 3.5%, 4/15/2026                                                       1,940,000            1,931,488
"MB", Series 2691, 4.0%, 4/15/2022                                                         921,000              919,338
"XG", Series 2737, 4.0%, 11/15/2022                                                        380,000              378,846
"PB" , Series 2727, 4.25%, 4/15/2023                                                     1,660,000            1,666,806
"HG", Series 2543, 4.75%, 9/15/2028                                                        351,114              353,418
"K", Series 1364, 5.0%, 9/15/2007                                                          693,887              697,574
"A", Series 2393, 5.5%, 4/15/2030                                                          143,374              143,874
"AC", Series 2513, 5.5%, 3/15/2030                                                          93,162               93,229
"UH", Series 2497, 5.5%, 5/15/2015                                                         329,289              330,702
"N", Series 2141, 5.55%, 11/15/2027                                                      1,465,211            1,484,193
"A", Series 2470, 6.0%, 11/15/2029                                                          64,851               64,873
"PE", Series 2123, 6.0%, 12/15/2027                                                        378,083              384,823
"QE", Series 2113, 6.0%, 11/15/2027                                                        655,745              667,692
"I", Series 128, 6.5%, 2/15/2021                                                             7,997                7,993
"PG", Series 2424, 6.5%, 9/15/2030                                                         172,925              172,723
"VB", Series 2369, 6.5%, 11/15/2016                                                        658,462              658,909
"LA", Series 1343, 8.0%, 8/15/2022                                                         520,913              547,286
Federal National Mortgage Association:
"A2", Series 2003-63, 2.34%, 7/25/2044                                                     140,326              139,927
"PN", Series 2003-58, 3.5%, 10/25/2021                                                   1,439,000            1,427,629
"QU", Series 2004-2, 3.5%, 11/25/2013                                                    1,779,000            1,757,856
"PH", Series 1993-199, 4.0%, 10/25/2023                                                    137,228              136,596
"AY", Series 2004-45, 4.5%, 12/25/2018                                                   1,178,440            1,183,513
"PC", Series 2003-33, 4.5%, 3/25/2027                                                    1,780,000            1,781,612
"UK", Series 2003-9, 4.5%, 11/25/2016                                                      247,257              247,228
"KY", Series 2002-55, 4.75%, 4/25/2028                                                      28,537               28,482
"1A3", Series 2003-W19, 4.783%, 11/25/2033                                               1,050,000            1,053,887
"LA", Series 2002-50, 5.0%, 12/25/2029                                                     656,925              660,042
"PC", Series 1997-81, 5.0%, 4/18/2027                                                       69,253               69,460
"A", Series 2001-M1, 5.844%, 8/25/2010                                                     591,023              617,093
"A", Series 2002-35, 6.0%, 12/25/2030                                                      193,494              194,391
"PD", Series 2002-12, 6.0%, 10/25/2014                                                     174,504              174,470
"A2", Series 1998-M6, 6.32%, 8/15/2008                                                   1,166,658            1,240,197
"TP", Series 2002-65, 7.0%, 3/25/2031                                                       85,477               86,698
Government National Mortgage Association, "VH", Series 2002-49,
6.5%, 11/20/2014                                                                           458,688              459,458
                                                                                                             ----------
Total Collateralized Mortgage Obligations (Cost $29,618,014)                                                 29,002,348


Municipal Investments 6.8%
Bexar County, TX, Housing Finance Corp., Multi-Family Housing Revenue,
Doral Club & Sutton House Apartment Series B, 6.0%, 10/1/2005  (a)                         245,000              247,587
California, Statewide Community Development Authority Revenue,
Taxable-Butte County Workers, 3.59%, 5/1/2008  (a)                                       1,508,000            1,494,941
Harris County, TX, Housing Finance Corp., Single Family Mortgage
Revenue, Series A, 7.75%, 9/1/2014                                                          75,000               75,286
Hazelwood, MO, Industrial Development Authority, Multi-Family Housing
Revenue, Lakes Apartments, Series B, 7.3%, 3/20/2006                                       190,000              193,466
Hudson County, NJ, General Obligation, 2.5%, 3/15/2006  (a)                                710,000              710,156
Los Angeles County, CA, Pension Obligation Series D, 6.92%,
6/30/2007  (a)                                                                             500,000              537,340
Mount Laurel Township, NJ, Municipal Utilities Authority System
Revenue Series B:
2.35%, 7/1/2006  (a)                                                                       840,000              827,266
2.85%, 7/1/2007  (a)                                                                       865,000              846,921
New York, State Dormitory Authority Lease Revenue Series C, 2.24%,
7/1/2018  (a)                                                                            2,143,000            2,136,271
Oklahoma City, OK, Apartment Trust, FAA Registry Building, 8.7%,
10/1/2005                                                                                  540,000              559,672
Sedgwick & Shawnee County, KS, Single Family Revenue, Series B,
8.375%, 6/1/2018                                                                            35,000               35,151
Toms River, NJ, School District, Refunding Taxable Regional Schools:
3.286%, 7/15/2007  (a)                                                                     620,000              613,044
3.584%, 7/15/2008  (a)                                                                     630,000              622,049
Unicoi County, TN, Health Education & Housing Facilities Board, First
Mortgage Revenue, Erwin Health, Series B, 6.7%, 9/20/2005                                   35,000               35,760
Washington, Economic Development Finance Authority, Economic
Development Revenue, CSC Tacoma LLC Project, Series A, 2.0%,
10/1/2006  (a)                                                                           2,405,000            2,343,817
Willoughby, OH, Multi-Family Housing Mortgage Revenue, Oak Hill,
Series B, 5.5%, 9/20/2007                                                                   95,000               96,912
                                                                                                             ----------
Total Municipal Investments (Cost $11,502,637)                                                               11,375,639


Government National Mortgage Association 1.3%
Government National Mortgage Association, 6.5%, 8/20/2034
(Cost $2,133,285)                                                                        2,027,476            2,129,333
                                                                                                             ----------
US Government Backed 6.4%
US Treasury Note:
2.75%, 6/30/2006                                                                         5,107,000            5,081,465
3.0%, 2/15/2009                                                                          1,503,000            1,470,415
3.25%, 1/15/2009                                                                           826,000              816,482
3.375%, 12/15/2008                                                                       3,134,000            3,113,187
4.625%, 5/15/2006                                                                          340,000              346,627
                                                                                                             ----------
Total US Government Backed (Cost $10,839,461)                                                                10,828,176


                                                                                            Shares             Value ($)
                                                                                            ------             ---------

Cash Equivalents 1.3%
Scudder Cash Management QP Trust, 2.30% (b)
(Cost $2,204,875)                                                                        2,204,875            2,204,875
                                                                                                             ----------

                                                                                              % of
                                                                                            Net Assets         Value ($)
                                                                                            ----------         ---------

Total Investment Portfolio  (Cost $169,556,505)                                              100.1          167,937,287
Other Assets and Liabilities, Net                                                             -0.1             -183,247
                                                                                                            -----------
Net Assets                                                                                   100.0          167,754,040
                                                                                                            ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2005.

(a) Bond is insured by one of these companies:
                                                           As a % of Total
                                                        Investment Portfolio
----------------------------------------------------------------------------
AMBAC    AMBAC Assurance Corp.                                   0.9
----------------------------------------------------------------------------
FGIC     Financial Guaranty Insurance Company                    1.3
----------------------------------------------------------------------------
FSA      Financial Security Assurance                            0.7
----------------------------------------------------------------------------
MBIA     Municipal Bond Investors Assurance                      3.3
----------------------------------------------------------------------------


(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Short Duration Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Short Duration Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005